COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Operating Leases
Year	Amount
2016	$1,170
2017	1,085
2018	1,022
2019	1,036
2020	1,069
Total	$5,382